UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:  4/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2011
Shares				Value

	COMMON STOCK - 28.8%
	AEROSPACE/DEFENSE - 0.6%
2,240	Lockheed Martin Corp.			$ 177,520
760	National Presto Industries, Inc.			84,383
				261,903
	AGRICULTURE - 1.4%
52,050	Alliance One International, Inc. *			207,680
6,600	Altria Group, Inc.			177,144
1,356	British American Tobacco PLC - ADR			119,599
1,680	Imperial Tobacco Group PLC - ADR			119,112
				623,535
	AUTO MANUFACTURERS - 0.6%
7,280	Honda Motor Co. Ltd. - ADR			279,188

	BANKS - 0.9%
1,710	Bank of Montreal			112,227
2,350	Iberiabank Corp.			141,024
2,220	Royal Bank of Canada			139,771
				393,022
	BEVERAGES - 1.4%
2,695	Coca-Cola Co.			181,805
1,280	Diageo PLC - ADR			104,153
2,840	Molson Coors Brewing Co.			138,450
2,800	PepsiCo, Inc.			192,892
				617,300
	BIOTECHNOLOGY - 0.4%
3,600	Amgen, Inc. *			204,660

	CHEMICALS - 0.6%
3,680	Monsanto Co.			250,387

	COAL - 0.2%
2,866	Natural Resource Partners LP			98,619

	COMMERCIAL SERVICES - 0.7%
5,600	Ritchie Bros Auctioneers, Inc.			175,112
2,100	Visa Inc. - Cl. A			164,052
				339,164

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Shares				Value
	COMPUTERS - 0.7%
979	Apple, Inc. *			$ 340,917

	COSMETICS/PERSONAL CARE - 0.7%
1,540	Colgate-Palmolive Co.			129,899
2,745	Procter & Gamble Co.			178,150
				308,049
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
5,800	CBOE Holdings, Inc.			155,556
8,680	Charles Schwab Corp.			158,931
				314,487
	ELECTRIC - 0.6%
4,000	Exelon Corp.			168,600
2,660	FirstEnergy Corp.			106,294
				274,894
	ELECTRONICS - 0.3%
2,340	Itron, Inc. *			127,366

	ENERGY-ALTERNATE SOURCES - 0.3%
8,150	Covanta Holding Corp.			139,935

	ENTERTAINMENT - 0.2%
7,950	Regal Entertainment Group - Cl. A			109,551

	ENVIRONMENTAL CONTROL - 0.4%
2,200	Mine Safety Appliances Co.			87,296
5,760	US Ecology, Inc.			105,754
				193,050

	FOOD - 1.0%
2,930	Campbell Soup Co.			98,419
20,660	Dean Foods Co. *			231,185
4,540	Sysco Corp.			131,251
				460,855
	HEALTHCARE-PRODUCTS - 2.7%
1,240	Becton Dickinson and Co.			106,566
5,810	Covidien PLC			323,559
3,160	Johnson & Johnson			207,675
4,560	Medtronic, Inc.			190,380
8,710	Patterson Cos., Inc.			302,324
1,770	Stryker Corp.			104,430
				1,234,934
Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Shares				Value
	HOUSEHOLD PRODUCTS/WARES - 0.2%
1,610	Kimberly-Clark Corp.			$ 106,357

	INSURANCE - 1.9%
4,740	Arthur J Gallagher & Co.			141,157
8,390	Berkshire Hathaway, Inc. CL. B *			698,887
				840,044

	INTERNET - 0.3%
210	Google, Inc. - Cl. A *			114,261

	IRON/STEEL - 0.3%
4,460	Nippon Steel Corp. - ADR *			138,974

	MISCELLANEOUS MANUFACTURING - 0.3%
1,340	3M Co.			130,261

	OIL & GAS - 3.6%
13,950	Birchcliff Energy Ltd. *			193,648
3,348	BP PLC - ADR			154,477
1,830	Chevron Corp.			200,275
1,650	Devon Energy Corp.			150,150
1,550	Diamond Offshore Drilling, Inc.			117,599
1,890	Ensco PLC - ADR			112,682
1,330	EOG Resources, Inc.			150,170
2,180	Exxon Mobil Corp.			191,840
4,270	Range Resources Corp.			241,041
2,860	Ultra Petroleum Corp.			145,259
				1,657,141
	PHARMACEUTICALS - 1.4%
3,660	Abbott Laboratories			190,466
2,380	Novartis AG - ADR			140,825
8,520	Pfizer Inc.			178,579
3,120	Roche Holding AG - ADR			126,454
				636,324
	PIPELINES - 0.4%
2,740	Spectra Energy Corp.			79,570
2,730	TransCanada Corp.			117,226
				196,796
	REAL ESTATE - 0.5%
7,090	Consolidated-Tomoka Land Co.			219,294

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Shares				Value
	REITS - 0.3%
5,610	Senior Housing Properties Trust			$ 133,069

	RETAIL - 0.7%
1,372	McDonald's Corp.			107,441
1,770	Target Corp.			86,907
1,810	Wal-Mart Stores, Inc.			99,514
				293,862
	SAVINGS & LOANS - 0.8%
11,620	Capitol Federal Financial, Inc.			131,538
7,190	People's United Financial, Inc.			98,431
11,160	ViewPoint Financial Group			137,826
				367,795
	SEMICONDUCTORS - 0.7%
6,640	Intel Corp.			153,982
4,550	Linear Technology Corp.			158,340
				312,322
	SOFTWARE - 0.8%
4,510	Microsoft Corp.			117,350
6,570	Oracle Corp.			236,849
				354,199
	TELECOMMUNICATIONS - 1.7%
24,300	Cisco Systems, Inc.			426,708
3,790	Rogers Communications, Inc.			143,376
5,910	Verizon Communications, Inc.			223,280
				793,364
	TRANSPORTATION - 0.3%
6,580	Nordic American Tanker Shipping			151,208

	WATER - 0.2%
10,170	Consolidated Water Co. Ltd.			99,768

	TOTAL COMMON STOCK ( Cost - $11,516,861)			13,116,855

	EXCHANGE TRADED FUNDS - 25.6%
	ASSET ALLOCATION FUND - 2.7%
2,190	CurrencyShares Canadian Dollar Trust			230,191
18,400	WisdomTree Managed Futures Strategy Fund *			979,984
				1,210,175
Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Shares				Value
	COMMODITY FUND - 9.2%
3,740	ETFS Gold Trust *			$ 580,673
8,400	Global X Lithium ETF			188,286
13,760	GreenHaven Continous Commodity Index Fund *			500,864
45,988	iShares Silver Trust *			2,156,837
5,126	SPDR Gold Shares *			780,997
				4,207,657
	DEBT FUND - 3.2%
3,260	iShares Barclays 1-3 Year Treasury Bond Fund			274,264
7,290	iShares Barclays 20+ Year Treasury Bond Fund			684,531
5,100	PIMCO Enhanced Short Maturity Strategy Fund			515,967
				1,474,762
	EMERGING MARKETS FUND - 5.2%
4,370	Emerging Global Shares INDXX Brazil Infrastructure Index Fund			116,242
5,680	Global X Brazil Mid Cap ETF			107,398
1,320	iShares MSCI Brazil Index Fund			102,590
4,500	Market Vectors Brazil Small-Cap ETF			262,620
7,960	Market Vectors Poland ETF			248,113
9,110	WisdomTree Emerging Markets Equity Income Fund			588,415
10,420	WisdomTree Emerging Markets SmallCap Dividend Fund			588,938
15,020	WisdomTree India Earnings Fund			373,998
				2,388,314
	ENERGY FUNDS - 0.3%
3,680	JPMorgan Alerian MLP Index ETN			144,256

	INTERNATIONAL FUNDS - 0.7%
13,580	Global X FTSE Nordic Region ETF			310,710

	SHORT/INVERSE FUNDS - 1.0%
5,750	ProShares Short FTSE China 25 *			230,460
7,360	ProShares Short Russell2000 *			211,158
				441,618
	VOLATILITY FUNDS - 3.3%
3,830	iPATH S&P 500 VIX Mid-Term Futures ETN *			196,517
6,990	iPATH S&P 500 VIX Short-Term Futures ETN *			161,749
8,760	iShares MSCI Canada Index Fund			295,212
2,780	SPDR Dow Jones Industrial Average ETF Trust			355,951
9,180	Vanguard Total World Stock Index Fund ETF			477,636
				1,487,065

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $9,251,457)			11,664,557

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Shares				Value
	MUTUAL FUNDS - 34.4%
	ASSET ALLOCATION FUNDS - 7.7%
63,322	Financial Trends Strategy Fund *			$ 1,817,981
265,499	PIMCO Fundamental Advantage Total Return Strategy Fund			1,186,779
41,210	PIMCO Global Multi-Asset Fund			513,894
				3,518,654
	COMMODITY FUNDS - 2.3%
3,953	Direxion Commodity Trends Strategy Fund			121,307
30,796	Rydex Series - Long/Short Commodities Strategy Fund			905,083
				1,026,390
	DEBT FUNDS - 12.3%
145,540	FPA New Income Inc.			1,582,022
147,084	PIMCO Total Return Fund			1,622,342
206,064	Third Avenue Focused Credit Fund			2,402,701
				5,607,065
	EQUITY FUND - 0.3%
11,588	Leuthold Global Clean Technology Fund *			141,840

	EMERGING MARKET FUND - 1.7%
54,025	Matthews Asia Dividend Fund			786,066

	GROWTH FUND - 7.1%
265,833	Hussman Strategic Growth Fund			3,211,264

	INTERNATIONAL FUND - 1.0%
29,311	Oakmark International Small Cap Fund			444,650

	MUNICIPAL BOND FUND - 2.0%
51,920	BlackRock Build America Bond Trust			914,830

	TOTAL MUTUAL FUNDS ( Cost - $15,149,939)			15,650,759

Principal Amount		Coupon Rate %	Maturity	Value
	BONDS & NOTES - 5.9%
	AGRICULTURE - 0.2%
99,000	Reynolds American, Inc.	7.2500	6/1/2012	105,260

	BANKS - 1.8%
225,000	Ally Financial, Inc.	6.6250	5/15/2012	234,281
78,000	Ally Financial, Inc.	7.0000	10/15/2011	79,074
460,000	Goldman Sachs Group, Inc.	4.5000	5/15/2015	486,326
				799,681
Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011
Principal Amount		Coupon Rate %	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
347,000	Ford Motor Credit Co. LLC	7.2500	10/25/2011	$ 356,543
70,000	Jefferies Group, Inc.	7.7500	3/15/2012	73,909
60,000	Jefferies Group, Inc.	8.5000	7/15/2019	71,942
				502,394
	FOOD - 0.8%
347,000	Dean Foods Co.	7.0000	6/1/2016	334,855

	OIL & GAS - 1.9%
858,000	BP Capital Markets PLC	1.5500	8/11/2011	860,282

	RETAIL - 0.1%
60,000	Best Buy Co., Inc.	6.7500	7/15/2013	65,801

	TOTAL BONDS & NOTES ( Cost - $2,575,563)			2,668,273

	PREFERRED STOCK - 2.0%
	AUTO MANUFACTURERS - 2.0%
18,180	General Motors Co.	4.7500	12/1/2013	905,546
	TOTAL PREFERRED STOCK ( Cost - $1,002,939)
Shares
	SHORT-TERM INVESTMENTS - 3.8%
	MONEY MARKET FUND - 3.8%
1,740,112	Goldman Sachs Financial Square Funds - Prime Obligations Fund			1,740,113
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,740,113)

	TOTAL INVESTMENTS - 100.5% ( Cost - $41,236,872) (a)			$ 45,746,103
	OTHER LIABILITIES LESS ASSETS - (0.5) %			(228,709)
	NET ASSETS - 100.0%			$ 45,517,394

(a) Represents cost for financial purposes.  Aggregate cost for book purposes (including written options) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 5,400,920
		Unrealized depreciation		(1,074,856)
		Net unrealized appreciation		$ 4,326,064
* Non-Income producing security.
ADR - American Depository Receipt
ETN - Exchange Traded Note
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2011

Contract **				Value
	WRITTEN OPTIONS - (0.5) %
	CALL OPTIONS
10	Amgen, Inc. January 2012 @ 65			$ 960
3	Apple, Inc. January 2013 @ 350			18,255
10	Berkshire Hathaway, Inc. January 2012 @ 100			710
15	CBOE Holdings Inc. September 2011 @ 28			2,100
7	ChevronTexaco Corporation January 2012 @ 110			4,900
40	Cisco Systems, Inc. January 2013 @ 30			840
13	Covidien PLC October 2011 @ 60			2,015
8	Devon Energy Corp. (New) January 2012 @ 90			7,160
5	Diamond Offshore Drilling, Inc. January 2012 @ 93.75			1,045
6	Ensco International PLC Janaury 2012 @ 75			930
4	EOG Resources, Inc. January 2012 @ 140			1,140
15	Exelon Corporation January 2013 @ 50			1,200
7	Exxon Mobil Corporation January 2012 @ 100			833
4	iShares MSCI Brazil Index Fund January 2012 @ 90			712
20	iShares MSCI Canada Index Fund September 2011 @ 37			400
100	IShares Silver Trust January 2012 @ 30			175,000
10	Medtronic, Inc. January 2013 @ 50			2,410
5	Monsanto Company January 2012 @ 90			520
15	SPDR Gold Trust December 2011 @ 165			9,000
5	Target Corporation January 2012 @ 65			95
15	Verizon Communications, Inc. January 2013 @ 47			1,065
6	Visa Inc. January 2013 @ 105			1,680
	TOTAL WRITTEN OPTIONS (Proceeds $49,803)			$ 232,970

**	Each option contrat allows the holder of the option to purchase or sell 100 shares of the underlying security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS
April 29, 2011 (Unaudited) (Continued)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,116,855	-	-	$ 13,116,855
Bonds & Notes	-	2,668,273	-	2,668,273
Exchange Traded Funds	11,664,557	-	-	11,664,557
Preferred Stock	905,546	-	-	905,546
Mutual Funds	15,650,759	-	-	15,650,759
Money Market Funds	1,740,113	-	-	1,740,113
Total	$ 43,077,830	2,668,273	-	$ 45,746,103
Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 232,970	-	-	$ 232,970

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/24/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/24/11